ROYALTIES COMMITMENTS (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Encouragement Of Research And Development [Line Items]
Repayment of OCS grants			$ 9,938
Encouragement of Research and Development Agreement [Member]
Encouragement Of Research And Development [Line Items]
Percent of OCS participation	50.00%
Contingent obligation	6,180
Royalty expense	$ 0	$ 726	$ 1,196
Encouragement of Research and Development Agreement [Member] | Minimum [Member]
Encouragement Of Research And Development [Line Items]
Percent of royalty obligation	3.50%
Encouragement of Research and Development Agreement [Member] | Maximum [Member]
Encouragement Of Research And Development [Line Items]
Percent of OCS participation	100.00%
Percent of royalty obligation	4.50%